LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 33,341,081		$ 43,396,977
Net income loss	1,361,018	$ 345,611
Working capital	$ 43,160,000		$ 60,270,000